Other Income, Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Share of loss from investment in associates	$ (9,573)	$ (2,242)
Gain on deemed disposal of significant influence investment	144,368	0
Unrealized gain (loss) on changes in fair value	0	20,083
Unrealized gain (loss) on marketable securities	(16,199)	173,387
Unrealized loss on derivative liability	(8,167)	0
Unrealized loss on changes in contingent consideration fair value	(3,263)	(7,844)
Gain on debt modification	1,886	0
Gain on loss of control of subsidiary	412	0
Other income	$ 109,464	$ 183,384